Issued share capital, share premium account and share options - Share premium account (Details) € in Millions	12 Months Ended
	Mar. 31, 2018 EUR (€) Options	Mar. 31, 2017 EUR (€) Options	Mar. 31, 2016 EUR (€) Options
Issued share capital, share premium account and share options
Balance at beginning of year	€ 719.4	€ 719.4	€ 718.6
Share premium arising from the exercise of 0 million options in fiscal year 2018 0.3 million options in fiscal year 2016			0.8
Balance at end of year	€ 719.4	€ 719.4	€ 719.4
Number of options exercised | Options	0	0	300,000